Geographical areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [Abstract]
Electricity		₩ 54,649,882	₩ 54,304,529	₩ 53,229,470
Heat supply		205,838	181,597	204,987
Others		916,828	893,361	932,579
Sales of goods		55,772,548	55,379,487	54,367,036
Sales of services		351,157	356,743	453,487
Sales of construction services		3,212,184	4,026,857	3,761,204
Total revenue from external customers		59,335,889	59,763,087	58,581,727
Non-current assets	[1]	157,934,345	152,772,376	148,314,438
Domestic [Member]
Revenue [Abstract]
Electricity		54,649,882	54,304,529	53,229,470
Heat supply		205,838	181,597	204,987
Others		517,596	495,969	527,006
Sales of goods		55,373,316	54,982,095	53,961,463
Sales of services		186,990	195,697	209,189
Sales of construction services		92,501	132,219	180,424
Total revenue from external customers		55,652,807	55,310,011	54,351,076
Non-current assets	[1]	153,436,810	148,297,677	143,788,043
Overseas [Member]
Revenue [Abstract]
Others		399,232	397,392	405,573
Sales of goods		399,232	397,392	405,573
Sales of services		164,167	161,046	244,298
Sales of construction services		3,119,683	3,894,638	3,580,780
Total revenue from external customers	[2]	3,683,082	4,453,076	4,230,651
Non-current assets	[1],[2]	₩ 4,497,535	₩ 4,474,699	₩ 4,526,395

[1]	Amount excludes financial assets and deferred tax assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets.